UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22621

Cohen & Steers Real Assets Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2024 Class A - RAPAX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.15%
How did the Fund perform during the last year and what affected its performance?

The share class had a 3.97% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,1 which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark1 during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	-0.70%	4.05%	2.98%
Without sales charge	3.97%	5.01%	3.45%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

1	The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.
[2]	Reflects a 4.50% front-end sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2024 Class C - RAPCX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.80%
How did the Fund perform during the last year and what affected its performance?

The share class had a 3.23% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,1 which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark1 during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	2.23%[2]	4.36%	2.76%
Without sales charge	3.23%	4.36%	2.76%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2024 Class I - RAPIX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.80%
How did the Fund perform during the last year and what affected its performance?

The share class had a 4.33% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,1 which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark1 during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I2	4.33%	5.40%	3.79%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2024 Class R - RAPRX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.30%
How did the Fund perform during the last year and what affected its performance?

The share class had a 3.78% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,1 which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark1 during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class R2	3.78%	4.88%	3.28%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Assets Fund, Inc. annual shareholder report as of December 31, 2024 Class Z - RAPZX

This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$82	0.80%
How did the Fund perform during the last year and what affected its performance?

The share class had a 4.34% total return in the 12 months ended December 31, 2024, compared with the Blended Benchmark,1 which returned 3.92%, and the MSCI World Index - net, which returned 18.67%.

Security selection in global natural resources was the most significant contributor to relative performance compared with the Blended Benchmark1 during the year. This was led by an out-of-benchmark allocation in packaged foods & meats and security selection in the oil & gas exploration & production sector. However, the positive effect of the Fund's selection in natural resource equities was partially offset by an overweight allocation to the asset class, which declined in the period. Security selection and an overweight allocation in global listed infrastructure also contributed to relative performance. In particular, the portfolio's stock selection in the midstream energy and electric utilities sectors bolstered relative returns. Security selection in global real estate securities further aided relative returns, primarily driven by favorable selection and overweight allocations in both health care and data centers, and stock selection in the specialty sector.

Commodities modestly outperformed the Fund's blended benchmark, and our security selection and underweight allocation in the asset class was a drag on relative performance. The Fund's underweight allocation to gold also detracted from relative performance in the year. The metal rose to record highs as the traditional inverse relationship between gold and U.S. real (inflation-adjusted) yields and the dollar weakened in 2024. The rally in gold occurred despite slightly higher real yields and a strong U.S. dollar, amid strong central bank buying and as investors assigned a higher geopolitical risk premium.

Top contributing categories	Top detracting categories
Global Natural Resource Securities	Commodities
Global Infrastructure	Gold
Global Real Estate Securities

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	MSCI World Index - net
Blended Benchmark[1]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class Z2	4.34%	5.41%	3.80%
Blended Benchmark[1]	3.92%	4.25%	3.48%
MSCI World Index - net	18.67%	11.16%	9.95%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of December 31, 2024)
Net assets	$1,060,739,195
Number of portfolio holdings (including derivatives)	339
Portfolio turnover rate	113%
Net advisory fees paid	$4,901,371
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.9%
Welltower, Inc.	2.1%
iShares Gold Trust	1.7%
Digital Realty Trust, Inc.	1.5%
TC Energy Corp. (Canada)	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
Crown Castle, Inc.	1.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.1%
American Tower Corp.	1.1%

Strategy breakdown[5]	(%)
Commodity Futures	27.0%
Global Real Estate Securities	24.1%
Global Listed Infrastructure	17.8%
Global Natural Resources Equities	15.6%
Fixed Income	9.8%
Gold	5.7%

Country diversification[3,6]	(%)
United States	47.7%
Canada	6.6%
Australia	3.2%
Japan	2.9%
France	2.5%
United Kingdom	2.3%
Hong Kong	1.1%
Brazil	1.0%
Germany	0.9%
Other (includes short-term investments)	31.8%

Material Fund changes

This is a summary of certain material changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus, which is available upon request by visiting www.cohenandsteers.com/fund-literature or calling 1-800-330-7348.

How has the Fund changed?
Changes to Fund's principal investment strategy

Effective May 23, 2024, the Fund revised its principal investment strategies to provide that (i) the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) employs a quantitative approach with respect to the Fund's commodity-related investments and (ii) the Fund seeks to gain exposure to commodity markets, either directly or through the Fund's Subsidiary (Cohen & Steers Real Assets Fund, Ltd.), by investing in derivatives, primarily in exchange traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps and may invest in exchange traded products, such as exchange-traded funds or exchange traded notes, that have exposure to commodities.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index-net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index-net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]

The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivatives exposure. Collateral investments for derivatives exposure include cash equivalents and fixed-income securities.

[6]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR (“Code of Ethics”) that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. A current copy of the Code of Ethics is available on the Registrant website at https://assets.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_of_the_Funds.pdf. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 1166 Avenue of the Americas, 30th Floor, New York, NY 10036.

Item 3. Audit Committee Financial Expert.

The Registrant’s board has determined that Gerald J. Maginnis qualifies as an audit committee financial expert based on his years of experience in the public accounting profession. The Registrant’s board has determined that Michael G. Clark qualifies as an audit committee financial expert based on his years of experience in the public accounting profession and the investment management and financial services industry. The Registrant’s board has determined that Ramona Rogers-Windsor qualifies as an audit committee financial expert based on her years of experience in the investment management and financial services industry. Each of Messrs. Clark and Maginnis and Ms. Ramona Rogers-Windsor is a member of the board’s audit committee, and each is independent as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the Registrant for the last two fiscal years ended December 31, 2024 and December 31, 2023 for professional services rendered by the Registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$61,765	$61,015
Audit-Related Fees	$0	$0
Tax Fees	$10,200	$10,200
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the review of federal and state tax returns.

(e)(1) The audit committee is required to pre-approve audit and non-audit services performed for the Registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the Registrant’s principal accountant for the Registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant, if the engagement for services relates directly to the operations and financial reporting of the Registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the Registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the Registrant’s principal accountant to the investment advisor.

(e)(2) No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant and for non-audit services rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant were:

	2024	2023
Registrant	$10,200	$10,200
Investment Advisor	$0	$0

(h) The Registrant’s audit committee considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the Registrant’s investment advisor that provides ongoing services to the Registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS REAL ASSETS FUND, INC.

We would like to share with you our report for the year ended December 31, 2024. The total returns for Cohen & Steers Real Assets Fund, Inc. (the Fund) and its comparative benchmarks were:

	Six Months Ended December 31, 2024	Year Ended December 31, 2024
Cohen & Steers Real Assets Fund:
Class A	2.09%	3.97%
Class C	1.74%	3.23%
Class I	2.37%	4.33%
Class R	2.09%	3.78%
Class Z	2.37%	4.34%
Blended Benchmark(a)	2.73%	3.92%
MSCI World Index—net(a)	6.20%	18.67%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The Blended Benchmark consists of 27.5% FTSE EPRA Nareit Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% ICE BofA 1-3 Year U.S. Corporate Index, 5% Gold Spot price and 15% Dow Jones Brookfield Global Infrastructure Index. The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Total Return Index is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The ICE BofA 1-3 Year U.S. Corporate Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. Gold is represented by the Gold Spot price in U.S. Dollars per Troy ounce. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The MSCI World Index—net is a free-float adjusted index that measures performance of large and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

		Shares	Value
COMMON STOCK	56.5%
AGRIBUSINESS	5.2%
AGRICULTURAL PRODUCTS	0.7%
Bunge Global SA		95,279	$7,408,895

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.9%
AGCO Corp.		81,755	7,642,457
Kubota Corp. (Japan)		137,600	1,608,227

			9,250,684

FERTILIZERS & AGRICULTURAL CHEMICALS	1.7%
CF Industries Holdings, Inc.		66,692	5,690,161
Corteva, Inc.(a)		135,443	7,714,833
Mosaic Co.		100,099	2,460,433
Nutrien Ltd. (Canada)		54,286	2,429,299

			18,294,726

PACKAGED FOODS & MEATS	1.9%
Bakkafrost P (Denmark)		76,797	4,277,219
JBS SA		306,332	1,799,955
Lamb Weston Holdings, Inc.		27,150	1,814,435
Maple Leaf Foods, Inc. (Canada)		147,734	2,090,445
Minerva SA (Brazil)(b)		1,120,338	923,059
Mowi ASA (Norway)		57,549	984,562
Salmar ASA (Norway)		66,633	3,163,830
SunOpta, Inc. (Canada)(b)		123,948	954,400
WH Group Ltd. (Hong Kong)(c)		5,770,500	4,465,336

			20,473,241

TOTAL AGRIBUSINESS			55,427,546

AIRPORTS	0.4%
Aena SME SA (Spain)(c)		5,764	1,178,604
Auckland International Airport Ltd. (New Zealand)		215,757	1,050,230
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		78,660	2,023,068

			4,251,902

COMMUNICATIONS—TOWER	2.9%
American Tower Corp.		65,099	11,939,807
Cellnex Telecom SA (Spain)(c)		169,815	5,366,795

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
Crown Castle, Inc.		137,147	$12,447,462
SES SA (Luxembourg)		252,111	798,594

			30,552,658

ELECTRIC	5.4%
Alliant Energy Corp.		23,051	1,363,236
Ameren Corp.		13,322	1,187,523
American Electric Power Co., Inc.		19,800	1,826,154
CenterPoint Energy, Inc.		115,967	3,679,633
Cia Paranaense de Energia—Copel (Brazil)		534,832	713,357
CLP Holdings Ltd. (Hong Kong)		141,500	1,189,696
Consolidated Edison, Inc.		18,304	1,633,266
Edison International		56,561	4,515,830
Enel SpA (Italy)		114,628	817,626
Engie SA (France)		32,744	519,282
Evergy, Inc.		19,248	1,184,714
Eversource Energy		27,412	1,574,271
Exelon Corp.		160,604	6,045,134
Hydro One Ltd. (Canada)(c)		30,918	952,200
Kansai Electric Power Co., Inc. (Japan)		104,100	1,160,122
National Grid PLC (United Kingdom)		949,949	11,297,789
NextEra Energy, Inc.		12,369	886,734
NTPC Ltd. (India)		157,279	611,471
OGE Energy Corp.		22,680	935,550
PG&E Corp.		399,548	8,062,879
PPL Corp.		63,339	2,055,984
Public Service Enterprise Group, Inc.		12,789	1,080,543
RWE AG (Germany)		52,949	1,581,245
Tenaga Nasional Bhd. (Malaysia)		291,300	973,280
TXNM Energy, Inc.		21,202	1,042,502

			56,890,021

ENERGY	5.3%
INTEGRATED OIL & GAS	2.9%
BP PLC (United Kingdom)		729,131	3,587,300
Cenovus Energy, Inc. (Canada)		133,151	2,018,408
Chevron Corp.		18,649	2,701,121
Exxon Mobil Corp.		47,285	5,086,447

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
Petroleo Brasileiro SA, ADR (Brazil)		114,876	$1,477,305
Shell PLC		300,336	9,309,526
TotalEnergies SE (France)		118,753	6,565,058

			30,745,165

OIL & GAS EQUIPMENT & SERVICES	0.2%
TechnipFMC PLC (United Kingdom)		36,680	1,061,519
Tenaris SA		50,982	954,271

			2,015,790

OIL & GAS EXPLORATION & PRODUCTION	1.6%
BKV Corp.(b)		68,432	1,627,313
Canadian Natural Resources Ltd. (Canada)		146,837	4,533,463
ConocoPhillips		37,662	3,734,941
EQT Corp.		46,935	2,164,173
Expand Energy Corp.		20,459	2,036,693
Hess Corp.		25,398	3,378,188

			17,474,771

OIL & GAS REFINING & MARKETING	0.6%
Phillips 66		8,906	1,014,661
Reliance Industries Ltd., GDR (India)(c)		96,212	5,464,842

			6,479,503

TOTAL ENERGY			56,715,229

ENVIRONMENTAL SERVICES	0.4%
Cleanaway Waste Management Ltd. (Australia)		827,168	1,356,736
GFL Environmental, Inc.		41,146	1,832,643
Waste Connections, Inc.		5,534	949,378

			4,138,757

GAS DISTRIBUTION	1.3%
ENN Energy Holdings Ltd., (H Shares) (China)		441,757	3,176,676
Italgas SpA (Italy)		361,676	2,026,813
Naturgy Energy Group SA (Spain)		39,159	948,359
NiSource, Inc.		94,397	3,470,034
Sempra		23,506	2,061,946
Tokyo Gas Co. Ltd. (Japan)		91,900	2,552,372

			14,236,200

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
INDUSTRIALS—CAPITAL GOODS	0.3%
GEA Group AG (Germany)		24,968	$1,236,773
MasTec, Inc.(b)		12,023	1,636,811

			2,873,584

MARINE PORTS	0.5%
International Container Terminal Services, Inc. (Philippines)		222,970	1,487,880
Koninklijke Vopak NV (Netherlands)		42,952	1,890,903
Santos Brasil Participacoes SA (Brazil)		724,038	1,538,823

			4,917,606

METALS & MINING	4.4%
ALUMINUM	0.3%
Century Aluminum Co.(b)		78,835	1,436,374
China Hongqiao Group Ltd., (H Shares) (China)		760,500	1,151,524
Constellium SE(b)		80,235	824,013

			3,411,911

DIVERSIFIED METALS & MINING	2.3%
Anglo American PLC (South Africa)		209,817	6,209,515
BHP Group Ltd. (Australia)		171,947	4,209,173
Cameco Corp. (Canada)		33,011	1,696,435
Freeport-McMoRan, Inc.		105,401	4,013,670
Glencore PLC (Australia)(b)		1,255,997	5,556,799
Teck Resources Ltd., Class B (Canada)		63,988	2,593,434

			24,279,026

GOLD	1.0%
Agnico Eagle Mines Ltd. (Canada)		26,861	2,100,799
Hochschild Mining PLC (Peru)(b)		306,761	821,833
Newmont Corp.		80,264	2,987,426
Perpetua Resources Corp.(b)		105,408	1,124,703
Wheaton Precious Metals Corp. (Brazil)		40,495	2,277,439
Zijin Mining Group Co. Ltd., (H Shares) (China)		888,000	1,616,697

			10,928,897

STEEL	0.8%
Cleveland-Cliffs, Inc.(b)		136,757	1,285,516
Nucor Corp.		21,658	2,527,705
POSCO Holdings, Inc. (South Korea)		3,867	665,886

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
U.S. Steel Corp.		26,003	$883,842
Vale SA, ADR (Brazil)		354,847	3,147,493

			8,510,442

TOTAL METALS & MINING			47,130,276

MIDSTREAM	6.0%
Cheniere Energy, Inc.		20,900	4,490,783
Enbridge, Inc. (Canada)		222,198	9,430,798
Kinder Morgan, Inc.		49,193	1,347,888
Kinetik Holdings, Inc.		26,381	1,496,067
ONEOK, Inc.		10,457	1,049,883
Pembina Pipeline Corp. (Canada)		201,975	7,462,445
South Bow Corp. (Canada)		72,387	1,708,141
Targa Resources Corp.		47,511	8,480,713
TC Energy Corp. (Canada)		311,526	14,518,158
Williams Cos., Inc.		244,534	13,234,180

			63,219,056

RAILWAYS	0.2%
Aurizon Holdings Ltd. (Australia)		425,039	855,003
East Japan Railway Co. (Japan)		42,000	746,068

			1,601,071

REAL ESTATE	22.9%
DATA CENTERS	2.8%
Digital Core REIT Management Pte. Ltd. (Singapore)		3,168,600	1,837,788
Digital Realty Trust, Inc.		90,384	16,027,794
Equinix, Inc.		12,157	11,462,714

			29,328,296

DIVERSIFIED	4.4%
CapitaLand Integrated Commercial Trust (Singapore)		1,499,884	2,119,706
Charter Hall Group (Australia)		227,426	2,019,983
Fastighets AB Balder, Class B (Sweden)(b)		384,566	2,669,475
Goodman Group (Australia)		364,610	8,043,072
Ingenia Communities Group (Australia)		648,900	1,839,496
Japan Metropolitan Fund Invest (Japan)		1,821	1,043,911
KDX Realty Investment Corp. (Japan)		2,394	2,274,638
Lamar Advertising Co., Class A		6,803	828,197

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
Land Securities Group PLC (United Kingdom)		249,806	$1,826,355
Link REIT (Hong Kong)		300,800	1,272,271
LondonMetric Property PLC (United Kingdom)		507,316	1,143,831
Merlin Properties Socimi SA (Spain)		108,206	1,138,785
Mitsubishi Estate Co. Ltd. (Japan)		250,500	3,503,291
Mitsui Fudosan Co. Ltd. (Japan)		757,600	6,114,919
Nomura Real Estate Master Fund, Inc. (Japan)		1,163	1,017,796
Nyfosa AB (Sweden)(b)		53,610	522,831
Orix JREIT, Inc. (Japan)		1,613	1,682,248
Stockland (Australia)		1,181,538	3,510,303
Sun Hung Kai Properties Ltd. (Hong Kong)		266,500	2,561,494
Wharf Real Estate Investment Co. Ltd. (Hong Kong)		694,000	1,774,618

			46,907,220

HEALTH CARE	3.1%
Aedifica SA (Belgium)		18,992	1,105,615
Healthcare Realty Trust, Inc., Class A		226,601	3,840,887
Omega Healthcare Investors, Inc.		96,279	3,644,160
PACS Group, Inc.(b)		24,165	316,803
Parkway Life Real Estate Investment Trust (Singapore)		835,400	2,293,962
Welltower, Inc.		176,559	22,251,731

			33,453,158

HOTEL	0.9%
Caesars Entertainment, Inc.(b)		121,849	4,072,194
Host Hotels & Resorts, Inc.		245,416	4,299,688
Invincible Investment Corp. (Japan)		2,176	915,512

			9,287,394

INDUSTRIALS	2.5%
Americold Realty Trust, Inc.		30,539	653,535
ARGAN SA (France)		9,575	600,055
Catena AB (Sweden)		12,576	537,647
Dream Industrial Real Estate Investment Trust (Canada)		527,164	4,331,147
Mitsui Fudosan Logistics Park, Inc. (Japan)		3,222	2,078,445
Nippon Prologis REIT, Inc. (Japan)		593	840,063
Prologis, Inc.		135,409	14,312,731
Segro PLC (United Kingdom)		74,024	649,806
Tritax Big Box REIT PLC (United Kingdom)		1,236,194	2,053,653
VGP NV (Belgium)		8,141	602,106

			26,659,188

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
OFFICE	0.1%
Gecina SA (France)		8,471	$793,670

RESIDENTIAL	3.7%
AvalonBay Communities, Inc.		12,278	2,700,792
Equity LifeStyle Properties, Inc.		31,009	2,065,199
Essex Property Trust, Inc.		10,128	2,890,936
Grainger PLC (United Kingdom)		287,489	809,792
Invitation Homes, Inc.		255,283	8,161,397
LEG Immobilien SE (Germany)		26,561	2,250,580
Nippon Accommodations Fund, Inc. (Japan)		372	1,387,804
Sun Communities, Inc.		61,411	7,551,711
UDR, Inc.		180,802	7,848,615
Vonovia SE (Germany)		131,407	3,990,977

			39,657,803

RETAIL	2.4%
Agree Realty Corp.		16,128	1,136,217
Frasers Centrepoint Trust (Singapore)		794,100	1,226,926
Kimco Realty Corp.		173,427	4,063,395
Klepierre SA (France)		129,211	3,720,840
Realty Income Corp.		67,758	3,618,955
Simon Property Group, Inc.		59,304	10,212,742
Unibail-Rodamco-Westfield (France)		18,972	1,429,104

			25,408,179

SELF STORAGE	1.5%
Big Yellow Group PLC (United Kingdom)		64,885	779,803
Extra Space Storage, Inc.		33,091	4,950,414
Public Storage		29,775	8,915,826
Safestore Holdings PLC (United Kingdom)		200,194	1,614,011

			16,260,054

SPECIALTY	1.2%
Iron Mountain, Inc.		67,354	7,079,579
VICI Properties, Inc., Class A		191,095	5,581,885

			12,661,464

TIMBER	0.3%
Weyerhaeuser Co.		107,220	3,018,243

TOTAL REAL ESTATE			243,434,669

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Shares	Value
TOLL ROADS	1.0%
Vinci SA (France)		103,303	$10,672,817

WATER	0.3%
Essential Utilities, Inc.		95,957	3,485,158

TOTAL COMMON STOCK (Identified cost—$552,462,291)			599,546,550

EXCHANGE-TRADED FUNDS	6.7%
CORPORATE BONDS	1.1%
SPDR Portfolio Short Term Corporate Bond ETF		403,925	12,061,201

GOLD	5.6%
iShares Gold Trust(b)		359,347	17,791,270
SPDR Gold MiniShares Trust(b)		798,978	41,538,866

			59,330,136

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$58,289,068)			71,391,337

PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
BANKING	0.0%
Morgan Stanley, 6.875%, Series F(d)		1,547	38,969

UTILITIES	0.0%
Algonquin Power & Utilities Corp., 9.817% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(e)		10,000	252,200

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$291,456)			291,169

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	3.1%
BANKING	1.1%
Bank of America Corp., 6.30% to 3/10/26, Series DD(d)(f)		950,000	957,670
Charles Schwab Corp., 5.375% to 6/1/25, Series G(d)(f)		280,000	279,209
Citigroup, Inc., 4.70% to 1/30/25, Series V(d)(f)		2,500,000	2,487,392
Citigroup, Inc., 6.25% to 8/15/26, Series T(d)(f)		1,200,000	1,203,576
Corestates Capital III, 5.355% (3 Month USD Term SOFR + 0.832%), due 2/15/27(c)(e)		1,000,000	986,827
Truist Financial Corp., 5.27% (3 Month USD Term SOFR + 0.912%), due 3/15/28(e)		550,000	538,839

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
Truist Financial Corp., 5.455% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(e)		600,000	$591,307
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(d)(f)(g)(h)		1,000,000	981,125
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d)(f)(g)(h)		600,000	601,569
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(d)(f)(g)(h)		900,000	900,965
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d)(f)		1,875,000	1,876,293

			11,404,772

ENERGY	0.2%
BP Capital Markets PLC, 4.375% to 6/22/25(d)(f)		1,765,000	1,753,144

INSURANCE	0.9%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(f)(h)		981,000	980,733
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(f)(h)		1,000,000	999,438
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(f)(h)		2,500,000	2,493,781
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(c)(f)		500,000	500,767
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(c)(f)		3,200,000	3,200,600
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(c)(d)(f)		1,500,000	1,502,126

			9,677,445

PIPELINES	0.3%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(f)		2,250,000	2,160,613
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(f)		650,000	642,963

			2,803,576

REAL ESTATE	0.1%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(c)(f)		700,000	693,030

UTILITIES	0.5%
American Electric Power Co., Inc., 5.699%, due 8/15/25		2,754,000	2,766,687

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(f)		1,470,000	$1,483,140
Sempra, 4.875% to 10/15/25(d)(f)		1,705,000	1,687,075

			5,936,902

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$31,785,213)			32,268,869

CORPORATE BONDS	8.1%
ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,253,837

HEALTH CARE	0.2%
Bristol-Myers Squibb Co., 4.90%, due 2/22/27		1,475,000	1,487,617

INDUSTRIALS	0.1%
John Deere Capital Corp., 4.20%, due 7/15/27		945,000	938,080

OIL & GAS	0.4%
Enbridge, Inc., 2.50%, due 1/15/25 (Canada)		4,264,000	4,259,825

PIPELINES	0.3%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(c)		2,903,000	2,894,176
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(c)		280,000	275,254

			3,169,430

REAL ESTATE	4.4%
American Homes 4 Rent LP, 4.25%, due 2/15/28		1,551,000	1,514,103
American Tower Corp., 2.95%, due 1/15/25		3,150,000	3,148,031
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,210,048
AvalonBay Communities, Inc., 2.95%, due 5/11/26		1,275,000	1,245,802
Boston Properties LP, 3.20%, due 1/15/25		1,234,000	1,233,025
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	152,806
Crown Castle, Inc., 4.80%, due 9/1/28		1,525,000	1,508,500
CubeSmart LP, 3.125%, due 9/1/26		290,000	282,138
Equinix, Inc., 1.25%, due 7/15/25		500,000	490,495
Equinix, Inc., 1.45%, due 5/15/26		1,100,000	1,052,730
ERP Operating LP, 3.25%, due 8/1/27		1,400,000	1,349,547

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
Essex Portfolio LP, 3.375%, due 4/15/26		1,504,000	$1,477,381
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,494,973
Federal Realty OP LP, 3.25%, due 7/15/27		2,250,000	2,165,608
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,650,000	2,637,268
Kimco Realty OP LLC, 3.25%, due 8/15/26		1,559,000	1,518,813
Kimco Realty OP LLC, 3.85%, due 6/1/25		150,000	149,282
Kite Realty Group Trust, 4.00%, due 3/15/25		2,137,000	2,131,049
NNN REIT, Inc., 4.00%, due 11/15/25		404,000	400,869
Omega Healthcare Investors, Inc., 4.50%, due 1/15/25		5,371,000	5,369,179
Realty Income Corp., 0.75%, due 3/15/26		500,000	477,001
Realty Income Corp., 3.20%, due 1/15/27		587,000	569,182
Realty Income Corp., 4.625%, due 11/1/25		800,000	799,340
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,151,859
Regency Centers LP, 3.90%, due 11/1/25		338,000	334,821
SBA Communications Corp., 3.875%, due 2/15/27		1,400,000	1,341,353
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, due 2/12/25 (Australia)(c)		4,530,000	4,520,181
Tanger Properties LP, 3.875%, due 7/15/27		2,000,000	1,943,709
UDR, Inc., 2.95%, due 9/1/26		250,000	242,590
UDR, Inc., 3.50%, due 7/1/27		2,037,000	1,974,380
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(c)		1,525,000	1,539,182
WP Carey, Inc., 4.00%, due 2/1/25		1,435,000	1,433,214

			46,858,459

RETAIL & WHOLESALE—DISCRETIONARY	0.2%
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,221,351

TELECOMMUNICATIONS	0.5%
AT&T, Inc., 4.25%, due 3/1/27		374,000	370,658
T-Mobile USA, Inc., 2.25%, due 2/15/26		750,000	729,002
T-Mobile USA, Inc., 3.50%, due 4/15/25		1,640,000	1,632,830
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,710,178
T-Mobile USA, Inc., 4.75%, due 2/1/28		1,250,000	1,243,108

			5,685,776

UTILITIES	1.9%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		1,740,000	1,749,787
DTE Energy Co., 4.95%, due 7/1/27		910,000	913,634

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	$1,409,542
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(c)		1,250,000	1,246,593
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(c)		800,000	813,126
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		1,625,000	1,628,852
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		3,756,000	3,762,976
Sempra, 3.30%, due 4/1/25		5,360,000	5,338,687
Southern Power Co., 0.90%, due 1/15/26		750,000	720,744
WEC Energy Group, Inc., 4.75%, due 1/9/26		1,485,000	1,486,430
WEC Energy Group, Inc., 5.60%, due 9/12/26		401,000	406,470

			19,476,841

TOTAL CORPORATE BONDS (Identified cost—$85,236,620)			85,351,216

U.S. TREASURY NOTES	0.2%
U.S. Treasury Notes, 1.25%, due 11/30/26		1,741,000	1,646,255

TOTAL U.S. TREASURY NOTES (Identified cost—$1,647,975)			1,646,255

		Shares
SHORT-TERM INVESTMENTS	26.0%
MONEY MARKET FUNDS	5.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.42%(i)		54,468,976	54,468,976
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(i)		585,897	585,897

			55,054,873

		Principal Amount*
U.S. TREASURY BILLS	14.1%
U.S. Treasury Bills, 4.500%, due 1/23/25(j)(k)		2,500,000	2,493,269
U.S. Treasury Bills, 4.511%, due 1/23/25(j)(k)		10,000,000	9,973,183
U.S. Treasury Bills, 4.519%, due 1/23/25(j)(k)		7,700,000	7,679,328
U.S. Treasury Bills, 4.594%, due 1/23/25(j)(k)		45,800,000	45,674,643
U.S. Treasury Bills, 4.272%, due 3/18/25(j)		36,000,000	35,688,183
U.S. Treasury Bills, 4.300%, due 3/18/25(j)		37,072,000	36,750,898
U.S. Treasury Bills, 4.325%, due 3/18/25(j)		11,400,000	11,301,258

			149,560,762

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

		Principal Amount*	Value
U.S. TREASURY NOTES	6.7%
U.S. Treasury Floating Rate Notes, 4.445% (3 Month Treasury Money Market Yield + 0.169%), due 4/30/25(e)		24,714,000	$24,719,284
U.S. Treasury Floating Rate Notes, 4.476% (3 Month Treasury Money Market Yield + 0.200%), due 1/31/25(e)		47,000,000	47,001,712

			71,720,996

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$276,326,249)			276,336,631

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,006,038,872)	100.6%		1,066,832,027
WRITTEN OPTION CONTRACTS (Premiums received—$10,741)	(0.0)		(10,875)
LIABILITIES IN EXCESS OF OTHER ASSETS(l)	(0.6)		(6,081,957)

NET ASSETS	100.0%		$1,060,739,195

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value
Put—Century Aluminum Co.	$18.00	1/17/25	(145)	$(264,190)	$(10,741)	$(10,875)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	326	January 13, 2025	$20,231,721	$20,672,312	$440,591
Aluminum HG LME	170	March 17, 2025	11,142,341	10,858,622	(283,719)
Aluminum HG LME	94	April 14, 2025	6,101,521	5,998,210	(103,311)
Aluminum HG LME	94	May 19, 2025	6,112,909	6,004,203	(108,706)
Brent Crude Oil(n)	127	February 28, 2025	9,201,120	9,428,480	227,360
Brent Crude Oil(n)	127	March 31, 2025	9,180,078	9,382,760	202,682

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

Futures Contracts—(Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Coffee C	57	May 19, 2025	$6,918,082	$6,729,918	$(188,164)
Coffee C	61	September 18, 2025	6,041,242	6,908,251	867,009
Copper	76	May 28, 2025	8,143,377	7,713,050	(430,327)
Copper	28	July 29, 2025	2,997,684	2,864,400	(133,284)
Copper	47	September 26, 2025	5,049,743	4,835,125	(214,618)
Corn	645	May 14, 2025	14,557,241	15,020,438	463,197
Cotton No.2	103	May 07, 2025	3,693,230	3,578,735	(114,495)
Gasoline RBOB	5	February 28, 2025	433,964	426,111	(7,853)
Gasoline RBOB	28	March 31, 2025	2,562,042	2,619,540	57,498
Gasoline RBOB	33	April 30, 2025	3,021,196	3,089,117	67,921
Gold 100 oz	183	April 28, 2025	49,079,035	48,787,800	(291,235)
KC HRW Wheat	150	May 14, 2025	4,258,723	4,258,125	(598)
Lead LME	39	January 13, 2025	1,976,629	1,884,373	(92,256)
Lead LME	38	March 17, 2025	2,022,765	1,850,733	(172,032)
Lead LME	43	May 19, 2025	2,210,646	2,115,094	(95,552)
Lean Hogs(n)	56	February 14, 2025	1,721,785	1,821,120	99,335
Lean Hogs(n)	108	April 14, 2025	3,875,431	3,740,040	(135,391)
Live Cattle	19	February 28, 2025	1,437,782	1,456,160	18,378
Live Cattle	118	April 30, 2025	8,879,868	9,169,780	289,912
Low Sulphur Gasoil	47	April 10, 2025	3,117,044	3,208,925	91,881
Low Sulphur Gasoil	47	May 12, 2025	3,090,619	3,188,950	98,331
Natural Gas	584	February 26, 2025	17,245,781	18,092,320	846,539
Natural Gas	122	March 27, 2025	3,393,556	3,745,400	351,844
Natural Gas	99	April 28, 2025	2,855,104	3,125,430	270,326
Nickel LME	60	January 13, 2025	5,942,695	5,450,425	(492,270)
Nickel LME	60	March 17, 2025	6,441,973	5,509,202	(932,771)
Nickel LME	30	April 14, 2025	2,935,720	2,767,907	(167,813)
Nickel LME	70	May 19, 2025	6,737,183	6,494,779	(242,404)
NY Harbor ULSD	28	March 31, 2025	2,564,845	2,659,054	94,209
NY Harbor ULSD	28	April 30, 2025	2,552,978	2,635,181	82,203
Silver	99	May 28, 2025	15,794,064	14,629,725	(1,164,339)
Soybean	249	May 14, 2025	12,727,252	12,727,012	(240)
Soybean Meal	231	May 14, 2025	7,015,456	7,454,370	438,914
Soybean Meal	18	December 12, 2025	556,870	591,481	34,611
Soybean Oil	311	May 14, 2025	8,011,887	7,592,754	(419,133)

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

Futures Contracts—(Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Sugar #11 (World)	56	February 28, 2025	$1,289,359	$1,207,987	$(81,372)
Sugar #11 (World)	263	April 30, 2025	5,791,908	5,257,896	(534,012)
Wheat	239	May 14, 2025	6,856,122	6,721,875	(134,247)
WTI Crude Oil	132	March 20, 2025	9,022,517	9,353,520	331,003
WTI Crude Oil	132	April 22, 2025	9,003,223	9,306,000	302,777
Zinc LME	90	January 13, 2025	6,115,357	6,660,990	545,633
Zinc LME	44	February 17, 2025	3,287,532	3,271,829	(15,703)
Zinc LME	89	March 17, 2025	6,942,333	6,631,256	(311,077)
Zinc LME	52	April 14, 2025	4,030,481	3,876,015	(154,466)
Zinc LME	52	May 19, 2025	4,032,567	3,881,228	(151,339)

			$348,204,581	$347,254,008	$(950,573)

SHORT FUTURES OUTSTANDING
Aluminum HG LME	326	January 13, 2025	$(21,803,608)	$(20,672,312)	$1,131,296
Aluminum HG LME	170	March 17, 2025	(11,055,539)	(10,858,622)	196,917
Lead LME	39	January 13, 2025	(2,043,083)	(1,884,373)	158,710
Lead LME	38	March 17, 2025	(1,940,974)	(1,850,733)	90,241
Lead LME	1	May 19, 2025	(50,515)	(49,188)	1,327
Nickel LME	60	January 13, 2025	(6,378,704)	(5,450,425)	928,279
Nickel LME	60	March 17, 2025	(5,795,483)	(5,509,202)	286,281
Nickel LME	30	April 14, 2025	(2,884,598)	(2,767,907)	116,691
Zinc LME	90	January 13, 2025	(6,984,627)	(6,660,990)	323,637
Zinc LME	44	February 17, 2025	(3,417,171)	(3,271,829)	145,342
Zinc LME	89	March 17, 2025	(6,788,985)	(6,631,257)	157,728

			$(69,143,287)	$(65,606,838)	$3,536,449

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2024

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $226,644 in aggregate has been pledged as collateral.
(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $35,599,639 which represents 3.4% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Variable rate. Rate shown is in effect at December 31, 2024.
(f)	Security converts to floating rate after the indicated fixed–rate coupon period.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,483,659 or 0.2% of the net assets of the Fund.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $6,957,611 which represents 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven–day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $26,746,592 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Other liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at December 31, 2024.
(m)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(n)	Futures contracts are cash settled based upon the price of the underlying commodity.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS:
Investments in securities, at value (Identified cost—$1,006,038,872)	$1,066,832,027
Cash	4,014
Foreign currency, at value (Identified cost—$1,852,370)	1,844,571
Cash collateral pledged for futures contracts	164,371
Receivable for:
Fund shares sold	4,228,253
Dividends and interest	3,865,413
Variation margin on futures contracts	906,532
Investment securities sold	92,334
Other assets	4,745

Total Assets	1,077,942,260

LIABILITIES:
Written option contracts, at value (Premiums received—$10,741)	10,875
Payable for:
Investment securities purchased	15,523,241
Fund shares redeemed	638,258
Investment advisory fees	444,149
Shareholder servicing fees	203,437
Administration fees	63,141
Distribution fees	5,036
Directors’ fees	31
Other liabilities	314,897

Total Liabilities	17,203,065

NET ASSETS	$1,060,739,195

NET ASSETS consist of:
Paid-in capital	$1,045,037,209
Total distributable earnings/(accumulated loss)	15,701,986

$1,060,739,195

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2024

CLASS A SHARES:
NET ASSETS	$10,456,467
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,047,312

Net asset value and redemption price per share	$9.98

Maximum offering price per share ($9.98 ÷ 0.955)(a)	$10.45

CLASS C SHARES:
NET ASSETS	$4,196,399
Shares issued and outstanding ($0.001 par value common stock outstanding)	421,680

Net asset value and offering price per share(b)	$9.95

CLASS I SHARES:
NET ASSETS	$1,022,778,113
Shares issued and outstanding ($0.001 par value common stock outstanding)	102,284,313

Net asset value, offering and redemption price per share	$10.00

CLASS R SHARES:
NET ASSETS	$31,988
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,167

Net asset value, offering and redemption price per share	$10.10

CLASS Z SHARES:
NET ASSETS	$23,276,228
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,332,418

Net asset value, offering and redemption price per share	$9.98

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Investment Income:
Dividend income (net of $952,904 of foreign withholding tax)	$18,055,852
Interest income	15,599,732

Total Investment Income	33,655,584

Expenses:
Investment advisory fees	6,620,089
Distribution fees—Class A	25,635
Distribution fees—Class C	37,332
Distribution fees—Class R	159
Shareholder servicing fees—Class A	10,254
Shareholder servicing fees—Class C	12,444
Shareholder servicing fees—Class I	624,868
Administration fees	846,211
Professional fees	146,158
Custodian fees and expenses	127,264
Registration and filing fees	114,300
Shareholder reporting expenses	86,891
Transfer agent fees and expenses	80,995
Directors’ fees and expenses	66,115
Miscellaneous	67,379

Total Expenses	8,866,094
Reduction of Expenses (See Note 2)	(1,718,718)

Net Expenses	7,147,376

Net Investment Income (Loss)	26,508,208

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities (net of $108,699 of foreign capital gains tax)	13,642,664
Futures contracts	(11,268,156)
Written option contracts	32,932
Foreign currency transactions	(100,246)

Net realized gain (loss)	2,307,194

Net change in unrealized appreciation (depreciation) on:
Investments in securities (net of decrease in accrued foreign capital gains tax of $61,938)	(3,708,327)
Futures contracts	9,558,695
Written option contracts	(134)
Foreign currency translations	(7,275)

Net change in unrealized appreciation (depreciation)	5,842,959

Net Realized and Unrealized Gain (Loss)	8,150,153

Net Increase (Decrease) in Net Assets Resulting from Operations	34,658,361

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$26,508,208	$26,877,975
Net realized gain (loss)	2,307,194	(39,762,103)
Net change in unrealized appreciation (depreciation)	5,842,959	43,202,522

Net increase (decrease) in net assets resulting from operations	34,658,361	30,318,394

Distributions to Shareholders:
Class A	(188,408)	(280,885)
Class C	(49,859)	(93,602)
Class I	(19,084,559)	(20,278,411)
Class R	(545)	(575)
Class Z	(506,244)	(575,102)
Tax Return of Capital to Shareholders:
Class A	(93,729)	(37,830)
Class C	(45,784)	(17,446)
Class I	(7,711,039)	(2,030,308)
Class R	(287)	(77)
Class Z	(209,647)	(55,567)

Total distributions	(27,890,101)	(23,369,803)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	200,661,935	(86,527,834)

Total increase (decrease) in net assets	207,430,195	(79,579,243)
Net Assets:
Beginning of year	853,309,000	932,888,243

End of year	$1,060,739,195	$853,309,000

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.87	$9.77	$10.28	$ 9.15	$9.40

Income (loss) from investment operations:

Net investment income (loss)(a)	0.27	0.26	0.16	0.07	0.09
Net realized and unrealized gain (loss)	0.12	0.07	(0.41)	2.02	(0.22)

Total from investment operations	0.39	0.33	(0.25)	2.09	(0.13)

Less dividends and distributions to shareholders from:

Net investment income	(0.19)	(0.21)	(0.23)	(0.79)	(0.09)
Net realized gain	—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.28)	(0.23)	(0.26)	(0.96)	(0.12)

Net increase (decrease) in net asset value	0.11	0.10	(0.51)	1.13	(0.25)

Net asset value, end of year	$9.98	$9.87	$9.77	$10.28	$9.15

Total return(b)(c)	3.97%	3.45%	-2.38%	23.15%	-1.22%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$10.5	$10.4	$16.7	$10.8	$ 8.4

Ratios to average daily net assets:

Expenses (before expense reduction)	1.27%	1.27%	1.33%	1.45%	1.69%

Expenses (net of expense reduction)	1.15%	1.15%	1.15%	1.15%	1.15%

Net investment income (loss) (before expense reduction)	2.53%	2.58%	1.39%	0.37%	0.58%

Net investment income (loss) (net of expense reduction)	2.65%	2.70%	1.57%	0.67%	1.12%

Portfolio turnover rate(d)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.84	$9.73	$10.26	$ 9.13	$9.37

Income (loss) from investment operations:

Net investment income (loss)(a)	0.20	0.20	0.10	0.00 (b)	0.04
Net realized and unrealized gain (loss)	0.12	0.07	(0.42)	2.03	(0.21)

Total from investment operations	0.32	0.27	(0.32)	2.03	(0.17)

Less dividends and distributions to shareholders from:

Net investment income	(0.12)	(0.14)	(0.18)	(0.73)	(0.04)
Net realized gain	—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.21)	(0.16)	(0.21)	(0.90)	(0.07)

Net increase (decrease) in net asset value	0.11	0.11	(0.53)	1.13	(0.24)

Net asset value, end of year	$9.95	$9.84	$9.73	$10.26	$9.13

Total return(c)(d)	3.23%	2.88%	-3.06%	22.44%	-1.80%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$ 4.2	$ 5.9	$ 8.2	$ 3.4	$ 2.7

Ratios to average daily net assets:

Expenses (before expense reduction)	1.92%	1.92%	1.98%	2.10%	2.34%

Expenses (net of expense reduction)	1.80%	1.80%	1.80%	1.80%	1.80%

Net investment income (loss) (before expense reduction)	1.87%	1.93%	0.80%	(0.27)%	(0.02)%

Net investment income (loss) (net of expense reduction)	1.99%	2.05%	0.98%	0.03%	0.52%

Portfolio turnover rate(e)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Amount is less than $0.005.
(c)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(d)	Does not reflect sales charges, which would reduce return.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$ 9.89	$ 9.79	$10.30	$ 9.16	$ 9.41

Income (loss) from investment operations:

Net investment income (loss)(a)	0.30	0.30	0.20	0.11	0.13
Net realized and unrealized gain (loss)	0.13	0.07	(0.41)	2.03	(0.22)

Total from investment operations	0.43	0.37	(0.21)	2.14	(0.09)

Less dividends and distributions to shareholders from:

Net investment income	(0.23)	(0.25)	(0.27)	(0.83)	(0.13)
Net realized gain	—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.32)	(0.27)	(0.30)	(1.00)	(0.16)

Net increase (decrease) in net asset value	0.11	0.10	(0.51)	1.14	(0.25)

Net asset value, end of year	$ 10.00	$ 9.89	$ 9.79	$10.30	$ 9.16

Total return(b)	4.33%	3.86%	-2.04%	23.62%	-0.85%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$1,022.8	$813.7	$886.4	$368.7	$133.9

Ratios to average daily net assets:

Expenses (before expense reduction)	1.00%	1.00%	1.06%	1.18%	1.42%

Expenses (net of expense reduction)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	2.81%	2.88%	1.70%	0.70%	0.87%

Net investment income (loss) (net of expense reduction)	3.01%	3.08%	1.96%	1.08%	1.49%

Portfolio turnover rate(c)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class R
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$ 9.99	$9.88	$10.38	$ 9.23	$9.48

Income (loss) from investment operations:

Net investment income (loss)(a)	0.26	0.25	0.13	0.06	0.08
Net realized and unrealized gain (loss)	0.12	0.08	(0.39)	2.03	(0.22)

Total from investment operations	0.38	0.33	(0.26)	2.09	(0.14)

Less dividends and distributions to shareholders from:

Net investment income	(0.18)	(0.20)	(0.21)	(0.77)	(0.08)
Net realized gain	—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.27)	(0.22)	(0.24)	(0.94)	(0.11)

Net increase (decrease) in net asset value	0.11	0.11	(0.50)	1.15	(0.25)

Net asset value, end of year	$10.10	$9.99	$ 9.88	$10.38	$9.23

Total return(b)	3.78%	3.37%	-2.52%	22.96%	-1.32%

Ratios/Supplemental Data:

Net assets, end of year (in 000s)	$ 32.0	$30.8	$ 42.3	$ 74.6	$60.6

Ratios to average daily net assets:

Expenses (before expense reduction)	1.42%	1.42%	1.48%	1.60%	1.84%

Expenses (net of expense reduction)	1.30%	1.30%	1.30%	1.30%	1.30%

Net investment income (loss) (before expense reduction)	2.38%	2.39%	1.06%	0.23%	0.45%

Net investment income (loss) (net of expense reduction)	2.50%	2.51%	1.24%	0.53%	0.99%

Portfolio turnover rate(c)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
	For the Year Ended December 31,
Per Share Operating Data:	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.87	$9.77	$10.28	$ 9.14	$9.39

Income (loss) from investment operations:

Net investment income (loss)(a)	0.30	0.30	0.19	0.11	0.13
Net realized and unrealized gain (loss)	0.13	0.07	(0.40)	2.03	(0.22)

Total from investment operations	0.43	0.37	(0.21)	2.14	(0.09)

Less dividends and distributions to shareholders from:

Net investment income	(0.23)	(0.25)	(0.27)	(0.83)	(0.13)
Net realized gain	—	—	(0.01)	(0.17)	(0.03)
Tax return of capital	(0.09)	(0.02)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.32)	(0.27)	(0.30)	(1.00)	(0.16)

Net increase (decrease) in net asset value	0.11	0.10	(0.51)	1.14	(0.25)

Net asset value, end of year	$9.98	$9.87	$ 9.77	$10.28	$9.14

Total return(b)	4.34%	3.87%	-2.05%	23.68%	-0.85%

Ratios/Supplemental Data:

Net assets, end of year (in millions)	$23.3	$23.3	$ 21.6	$ 9.9	$ 4.3

Ratios to average daily net assets:

Expenses (before expense reduction)	0.92%	0.92%	0.98%	1.10%	1.34%

Expenses (net of expense reduction)	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income (loss) (before expense reduction)	2.89%	2.97%	1.67%	0.77%	0.95%

Net investment income (loss) (net of expense reduction)	3.01%	3.09%	1.85%	1.07%	1.49%

Portfolio turnover rate(c)	113%	104%	83%	71%	139%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to provide attractive total returns over the long term and to maximize real returns during inflationary environments. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

Cohen & Steers Real Assets Fund, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. Investments in the Subsidiary are limited to 25% of the Fund’s total assets. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$599,546,550	$—	$—	$599,546,550
Exchange-Traded Funds	71,391,337	—	—	71,391,337
Preferred Securities— Exchange-Traded	291,169	—	—	291,169
Preferred Securities— Over-the-Counter	—	32,268,869	—	32,268,869
Corporate Bonds	—	85,351,216	—	85,351,216
U.S. Treasury Notes	—	1,646,255	—	1,646,255
Short-Term Investments	—	276,336,631	—	276,336,631

Total Investments in Securities(a)	$671,229,056	$395,602,971	$—	$1,066,832,027

Futures Contracts	$9,758,603	$—	$—	$9,758,603

Total Derivative Assets(a)	$9,758,603	$—	$—	$9,758,603

Futures Contracts	$(7,172,727)	$—	$—	$(7,172,727)
Written Option Contracts	(10,875)	—	—	(10,875)

Total Derivative Liabilities(a)	$(7,183,602)	$—	$—	$(7,183,602)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Inflation adjustments to the principal amount of inflation-adjusted securities are reflected as interest income or reductions to interest income. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin

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held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

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Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2024, a portion of the dividends has been reclassified to distributions from tax return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2024, no additional provisions for income tax are required in the Fund’s consolidated financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary’s taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s and Subsidiary’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the year ended December 31, 2024, and through June 30, 2026, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended December 31, 2024, fees waived and/or expenses reimbursed totaled $1,718,718.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment

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advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the year ended December 31, 2024, the Fund incurred $706,143 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2024, the Fund has been advised that the distributor received $150, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $37 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $5,265 for the year ended December 31, 2024.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Other: As of December 31, 2024, approximately 29% of the Fund’s outstanding shares were owned by shareholders investing either directly or indirectly through an account, platform or program sponsored by three financial institutions. Investment and asset allocation decisions by either a direct shareholder or financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund’s NAV and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities and U.S. government obligations, excluding short-term investments, for the year ended December 31, 2024 were as follows:

	Securities	U.S. Government Obligations	Total
Purchases	$858,208,039	$1,640,756	$859,848,795
Sales	742,203,196	—	742,203,196

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2024 and the effect of derivatives held during the year ended December 31, 2024, if any, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities
	Assets			Liabilities
Derivatives	Location	Fair Value		Location	Fair Value
Commodity Risk:
Futures Contracts(a)	Receivable for variation margin on futures contracts	$2,585,876	(b)	—	$—
Equity Risk:
Written Option Contracts— Exchange-Traded(a)	—	—		Written option contracts, at value	10,875

(a)	Not subject to a master netting agreement or another similar arrangement.
(b)

Amount represents the cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

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Consolidated Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$(11,268,156)	$9,558,695
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	92,704	—
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	32,932	(134)

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

The following summarizes the monthly average volume of the Fund’s option contracts and futures contracts activity for the year ended December 31, 2024:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)(b)	$3,330,994	$335,863

Futures Contracts(a)
Average Notional Amount—Long	$322,580,566
Average Notional Amount—Short	90,276,926

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts and futures contracts outstanding at month-end. For the period, this represents one month for purchased option contracts, eight months for written option contracts and twelve months for futures contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2024	2023
Ordinary income	$19,829,615	$21,228,575
Tax return of capital	8,060,486	2,141,228

Total dividends and distributions	$27,890,101	$23,369,803

As of December 31, 2024, the tax-basis components of accumulated earnings, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,026,522,437

Gross unrealized appreciation on investments	$68,789,979
Gross unrealized depreciation on investments	(25,887,983)

Net unrealized appreciation (depreciation) on investments	$42,901,996

The Fund incurred ordinary losses of $242,647 after October 31, 2024 that it has elected to defer to the following year.

During the year ended December 31, 2024, the Fund utilized net capital loss carryforwards of $10,702,407.

As of December 31, 2024, the Fund has a net capital loss carryforward of $26,692,080 which may be used to offset future capital gains. The loss is comprised of a short-term capital loss carryforward of $12,215,017 and a long-term capital loss carryforward of $14,477,063 which, under current federal income tax rules, may offset capital gains recognized in any future period.

As of December 31, 2024, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities and unrealized gain on passive foreign investment companies and permanent book/tax differences primarily attributable to certain fixed income securities and subsidiary adjustments. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $7,584,394 and total distributable earnings/(accumulated loss) was credited $7,584,394. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 400 million of Class I capital stock, 200 million of Class R capital stock and 200 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A:
Sold	421,686	$4,300,285	519,990	$5,121,874
Issued as reinvestment of dividends and distributions	16,396	165,272	20,605	196,865
Redeemed	(447,220)	(4,511,793)	(1,194,640)	(11,566,711)

Net increase (decrease)	(9,138)	$(46,236)	(654,045)	$(6,247,972)

Class C:
Sold	15,125	$157,156	30,991	$297,970
Issued as reinvestment of dividends and distributions	4,220	42,371	4,428	42,158
Redeemed	(194,608)	(1,944,908)	(277,384)	(2,679,226)

Net increase (decrease)	(175,263)	$(1,745,381)	(241,965)	$(2,339,098)

Class I:
Sold	40,998,394	$415,275,742	27,579,945	$269,548,022
Issued as reinvestment of dividends and distributions	2,150,876	21,710,766	1,806,402	17,287,264
Redeemed	(23,144,755)	(234,295,277)	(37,628,107)	(366,203,965)

Net increase (decrease)	20,004,515	$202,691,231	(8,241,760)	$(79,368,679)

Class R:
Sold	—	$—	—	$—
Issued as reinvestment of dividends and distributions	82	832	67	652
Redeemed	—	—	(1,259)	(12,449)

Net increase (decrease)	82	$832	(1,192)	$(11,797)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Class Z:
Sold	323,009	$3,248,339	1,085,412	$10,547,021
Issued as reinvestment of dividends and distributions	71,102	715,891	66,001	630,669
Redeemed	(419,237)	(4,202,741)	(1,000,672)	(9,737,978)

Net increase (decrease)	(25,126)	$(238,511)	150,741	$1,439,712

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Commodities Risk: Investing in physical commodities, either directly or through complex instruments such as commodity futures contracts and options on commodity futures contracts presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors including: drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Because the Fund has a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk,

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leverage risk and liquidity risk. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value).

Investments in commodity futures contracts and options on commodity futures contracts have a high degree of price variability and are subject to rapid and substantial price changes. Such investments could incur significant losses. There can be no assurance that the options strategy will be successful.

The use of options on commodity futures contracts is to enhance risk-adjusted total returns. The use of options, however, may not provide any, or only partial, protection for market declines. The return performance of the commodity futures contracts may not parallel the performance of the commodities or indexes that serve as the basis for the options it buys or sells; this basis risk may reduce overall returns.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk: Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act.

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The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Natural Resources Risk: The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

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Gold and Other Precious Metals Risk: Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, gains derived from trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Derivatives Risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Tax Risk: The Fund’s ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund’s intention to qualify as a RIC under the Internal Revenue Code of 1986; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the statement of additional information (SAI) and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS—(Continued)

Note 8. Operating Segments

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund’s investment advisor is also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2024 through the date that the consolidated financial statements were issued, and has determined that no additional disclosure in the consolidated financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Cohen & Steers Real Assets Fund, Inc.

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Cohen & Steers Real Assets Fund, Inc. and its subsidiary (the “Fund”) as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 21, 2025

We have served as the auditor of one or more investment companies in the Cohen & Steers family of mutual funds since 1991.

COHEN & STEERS REAL ASSETS FUND, INC.

(The following pages are unaudited)

TAX INFORMATION—2024

For the calendar year ended December 31, 2024, for individual taxpayers, the Fund designates $11,739,104 as qualified dividend income eligible for reduced tax rates and $3,366,192 as qualified business income eligible for the 20% deduction. In addition, for corporate taxpayers, 17.89% of the ordinary dividends paid qualified for the dividends received deduction (DRD).

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to the Portfolio Management Team

Jason Yablon and Yigal Jhirad were added as a portfolio managers of the Fund effective January 1, 2024 and May 23, 2024, respectively. Additionally, effective July 1, 2024, Nicholas Koutsoftas and Benjamin Ross are no longer portfolio managers of the Fund, and Mr. Ross is no longer an officer of the Fund. Effective August 1, 2024, William F. Scapell no longer serves as an officer of the Fund. Vincent L. Childers, Jon Cheigh, Benjamin Morton, Jeffrey Palma and Tyler S. Rosenlicht continue to serve as portfolio managers of the Fund.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800-330-7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Vincent L. Childers

Vice President

Jon Cheigh

Vice President

Benjamin Ross

Vice President

Jason A. Yablon

Vice President

Yigal D. Jhirad

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—RAPAX
Class C—RAPCX
Class F—RAPFX*
Class I—RAPIX
Class R—RAPRX
Class Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Annual Financial Statements and Additional Information

December 31, 2024

Cohen & Steers

Real Assets Fund

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

RAPAXAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date: March 5, 2025